Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

(215) 564-8000

December 2, 2011

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Reorganization of the funds of WT Mutual Fund into the MTB Group of Funds

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of the MTB Group of Funds (the “Registrant”). The Registration Statement is being filed to register shares of beneficial interest of the MTB Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB Intermediate-Term Bond Fund, Wilmington Municipal Bond Fund, MTB Income Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Conservative Fund, MTB International Equity Fund and Wilmington Multi-Manager Real Asset Fund, each a series of MTB Group of Funds (the “Acquiring Funds”) that will be issued to the shareholders of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington Short/Intermediate-Term Bond Fund, Wilmington Municipal Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Allocation Fund, Wilmington Conservative Allocation Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund, respectively (the “Target Funds”), in connection with the transfer of assets and assumption of liabilities of the Target Funds by the Acquiring Funds. The combined Prospectus/Proxy Statement contained in this filing will be used in the solicitation of proxies of the shareholders of the Target Funds to approve an Agreement and Plan of Reorganization.

A separate registration statement is also being filed today by the Registrant in connection with the reorganization of certain MTB Funds within the MTB Group of Funds. Two funds included in this Registration Statement, MTB Money Market Fund and MTB Tax-Free Money Market Fund, are also involved in the internal MTB Group of Funds reorganization

Pursuant to Rule 488 under the 1933 Act, Registrant hereby proposes that the Registration Statement become effective on January 3, 2012. Upon effectiveness, the MTB Group of Funds intends to make a 485(b) amendment to the Registration Statement in order to incorporate by reference to certain definitive versions of certain MTB Group of Funds’ prospectuses and statements of additional information, the October 31, 2011 semiannual report of MTB Group of Funds and to make other non-material changes.

U.S. Securities and Exchange Commission

December 2, 2011

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149 or Taylor Brody at (215) 564-8071.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg

cc: Alison M. Fuller